Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Receivables

	December 31, 2025	December 31, 2024
	$	$
Trade receivables, net of expected credit losses of $3.0 (2024 – $2.7)	1,260.2	1,282.4
Holdbacks and other	31.8	26.5
Insurance receivables	14.5	14.9
Trade and other receivables	1,306.5	1,323.8

Schedule of Aging Analysis of Gross Trade Receivables
The aging analysis of gross trade receivables is as follows:

	Total $	1–30 $	31–60 $	61–90 $	91–120 $	121+ $
December 31, 2025	1,263.2	741.2	274.7	106.1	41.0	100.2
December 31, 2024	1,285.1	655.9	380.6	118.3	36.1	94.2